Taxes - Additional Information (Details) - USD ($)			6 Months Ended		12 Months Ended
	Dec. 07, 2017	Jan. 01, 2008	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019
Income tax rate (as a percent)			25.00%	25.00%
Income Tax Holiday, decreased foreign taxes			$ 0	$ 351,187
Benefit of the tax holidays on net income (loss) per share (basic and diluted)			$ 0.00	$ 0.01
Deferred Tax Assets, Valuation Allowance			$ 4,612,148			$ 4,426,306
Shangchi Automobile [Member]
Income tax rate (as a percent)	15.00%
Tantech Bamboo [Member]
Income tax rate (as a percent)		15.00%			25.00%